Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Grants and Certain Equity Awards

Timing of Equity Awards

We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion or the closing of an acquisition. We do not grant awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

We maintain an Equity Award Grant Policy, pursuant to which the Board of Directors and our Human Resources Committee have established consistent dates for the grant of new awards, which generally takes place in January and February of a particular year. The Human Resources Committee approved grants of RSUs and PSUs to our NEOs in January 2025 and grants of RSUs and PSUs to Ms. Ohlgart in July 2025. The Board of Directors and Human Resources Committee reserve the right, however, to grant stock options, RSUs, PSUs or other equity awards at other times during the year. With respect to newly hired employees, our practice is typically to grant equity awards at the first quarterly meeting of the Human Resources Committee following such employee’s hire date.

Pursuant to our Equity Award Grant Policy, equity awards are granted effective as of the date that is the tenth trading day on Nasdaq following the date of our next quarterly earnings announcement following the meetings of the Human Resources Committee or the Board of Directors when such equity awards were approved.

Award Timing Method	We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion or the closing of an acquisition. We do not grant awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false